Trade and other payables	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Trade and other payables	13. Trade and other payables

	2020	2019
	€	€
Trade payables	656,448	509,948
Tax and social security liabilities	190,504	7,823

	846,952	517,771